JAMES ALPHA FUNDS TRUST

515 Madison Avenue, 24th Floor

New York, New York 10022

January 29, 2021

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: James Alpha Funds Trust (Registrant)

(File No. 333-251519)

Rule 497(j) filing

 Dear Sir or Madam:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended. In this regard, we certify that the Registrant’s Combined Prospectus/Proxy Statement and Statement of Additional Information, each dated January 26, 2021, do not differ from that contained in the Form N-14/A registration statement for the Registrant (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on January 26, 2021 via EDGAR (Accession Number 0001580642-21-000287).

Please contact Matthew DiClemente (215) 564-8173 if you have any questions or comments regarding this filing.

Very truly yours,

/s/ Timothy Burdick

Timothy Burdick

Assistant Secretary of the Registrant